SUBSEQUENT EVENTS (Details Narrative) - USD ($)						1 Months Ended		3 Months Ended	9 Months Ended
	Nov. 13, 2024	Nov. 12, 2024	Oct. 17, 2024	Oct. 01, 2024	Jan. 01, 2024	Oct. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Sep. 30, 2024	Oct. 04, 2024	Sep. 17, 2024	Dec. 31, 2022	Dec. 31, 2021	Jul. 31, 2020
Subsequent Event [Line Items]
Conversion price per share									60.00%
Interest rate														1.00%
Principal amount								$ 142,000	$ 142,000			$ 250,000	$ 350,000
Accrued interest									3,000
Issunace of shares								$ 4,652,000	$ 4,652,000
Advance payment							$ 900,000
Common Stock [Member]
Subsequent Event [Line Items]
Principal amount											$ 792,000
Issuance of common shares upon the closing of the initial public offering, net of offering costs, shares								1,550,000	1,550,000
Issunace of shares								$ 2,000	$ 2,000
Officer [Member]
Subsequent Event [Line Items]
Issuance of common shares upon the closing of the initial public offering, net of offering costs, shares									666
Officer [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Issuance of common shares upon the closing of the initial public offering, net of offering costs, shares									36,269
Issunace of shares									$ 48,000
Three Officers [Member]
Subsequent Event [Line Items]
Notes payable								$ 142,000	$ 142,000
Interest rate								7.50%	7.50%
Accrued interest									$ 3,000
Chief Financial Officer [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares auhorized to CFO										32,071
Subsequent Event [Member]
Subsequent Event [Line Items]
Accounts payable	$ 200,000
Issunace of shares		$ 900,000
Settlement agreement amount				$ 200,000
Settlement amount			$ 773,000
Settlement amount			$ 150,000
Purchase of common stock		$ 30,000
Conversion rate	60.00%
Subsequent Event [Member] | Three Officers [Member]
Subsequent Event [Line Items]
Notes payable					$ 72,000
Interest rate					7.50%
Cedars Sinai Medical Center [Member]
Subsequent Event [Line Items]
Convertion of accounts payable								$ 750,000
Convert shares								312,500
Cedars Sinai Medical Center [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Convertion of accounts payable					$ 750,000
Accounts payable					$ 942,000
Convert shares					312,500
Conversion price per share					60.00%
Two Officers and Shareholders [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Convertion of accounts payable					$ 4,000
Convert shares					1,664
Conversion price per share					60.00%
Consulting Agreement [Member]
Subsequent Event [Line Items]
Issunace of shares						$ 500,000
Consulting Agreement [Member] | Current Capital LLC [Member]
Subsequent Event [Line Items]
Issunace of shares						$ 200,000